Faegre Drinker Biddle & Reath LLP

1500 K Street, N.W., Ste. 1100

Washington, DC 20005

www.faegredrinker.com

May 8, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Privacore PCAAM Alternative Growth Fund (File No. 811-23960)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 and Amendment No. 4 (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of Privacore PCAAM Alternative Growth Fund under, respectively, the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and the applicable rules thereunder. The purpose of the Amendment is to begin marketing the Fund pursuant to Section 14(a)(3) of the 1940 Act.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (202) 230-5218 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Sincerely,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson